Schedule of additions to property and equipment for cash flow presentation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additions	R$ 3,334	R$ 2,788	R$ 1,997
Leases	(901)	(1,241)	(685)
Capitalized interest	(38)	(12)	(11)
Financing of property, plant and equipment – Additions	2,284	1,437	1,217
Financing of property, plant and equipment – Payments	2,120	1,464	1,273
Total	R$ 2,231	R$ 1,562	R$ 1,357